FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as Cash Flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	September 30, 2012	December 31, 2011
Designated derivative instruments - Assets:
Interest rate swaps	—	—
Cross currency interest rate swaps	730	—
Non-designated derivative instruments - Assets:
Interest rate swaps	—	—
Cross currency interest rate swaps	278	—
Swaptions	—	—
	1,008	—

(in thousands of $)	September 30, 2012	December 31, 2011
Designated derivative instruments - Liabilities:
Interest rate swaps	90,168	70,071
Cross currency interest rate swaps	—	2,012
Non-designated derivative instruments - Liabilities:
Interest rate swaps	1,522	1,445
Cross currency interest rate swaps	—	97
Swaptions	—	6,245
	91,690	79,870

Schedule of interest rate swap transactions designated as hedges against specific loans
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At September 30, 2012, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, which are all hedges against specific loans.

(in thousands of $)
Notional Principal as at September 30, 2012	Inception date	Maturity date	Fixed interest rate

326,316 (reducing to 122,632)	March 2010	March 2015	1.96% - 2.22%
174,848 (reducing to 153,804)	April 2006	May 2019	3.67% - 6.00%
84,500 (remaining at 69,713)	September 2007	September 2014	4.85%
40,040 (reducing to 24,794)	March 2008	August 2018	4.05% - 4.15%
46,841 (reducing to 23,394)	April 2011	December 2018	2.13% - 2.80%
46,601 (reducing to 22,114)	May 2011	January 2019	1.70% - 2.58%
100,000 (remaining at 100,000)	August 2011	August 2021	2.50% - 2.93%
13,800 (increasing to 39,100)	May 2012	May 2022	1.80% - 1.85%
9,200 (increasing to 40,633)	June 2012	August 2022	1.76% - 1.78%
84,594 (equivalent to NOK500 million)	October 2010	April 2014	5.32%*

*    This swap relates to the NOK500 million senior unsecured bonds due 2014, and the 5.32% fixed interest rate paid is exchanged for the NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
In September, 2010, the Company entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014.

Principal Receivable	Principal Payable		Inception date	Maturity date
NOK500 million	$84.6	million	August 2010	April 2014

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities at September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012	September 30, 2012	December 31, 2011	December 31, 2011
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Cash and cash equivalents	66,818	66,818	94,915	94,915
Available for sale securities	40,359	40,359	23,324	23,324
NOK500 million senior unsecured bonds due 2014	76,247	75,436	74,583	63,769
8.5% Senior Notes due 2013	274,209	274,552	274,209	264,269
3.75% unsecured convertible bonds due 2016	125,000	107,190	125,000	84,876
Derivatives:
Interest rate/ currency swap contracts - long-term receivables	1,008	1,008	—	—
Interest rate/ currency swap contracts - long-term payables	91,690	91,690	79,870	79,870

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities are measured as follows:

		Fair value measurements using
(in thousands of $)	September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	66,818	66,818
Available for sale securities	40,359	23,226		17,133
Interest rate/ currency swap contracts - long-term receivables	1,008	1,008
Total assets	108,185	91,052	—	17,133
Liabilities:
NOK500 million senior unsecured bonds due 2014	75,436	75,436
8.5% Senior Notes due 2013	274,552	274,552
3.75% unsecured convertible bonds due 2016	107,190	107,190
Interest rate swap contracts - long-term payables	91,690	91,690
Total liabilities	548,868	548,868	—	—